Share repurchase programs (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of share repurchase programs

	Year ended December 31
Common share repurchases	2023	2022	2021
Acquired number of shares (to the nearest 1)	3,133,717	102,000	534,828
Average cost per common share	28.27	38.21	36.93
Total cost (in US dollars)	88,590,240	3,897,268	19,753,336